Document And Entity Information	Feb. 02, 2021
Document Information [Line Items]
Entity, Registrant Name	BIO-TECHNE CORPORATION
Document, Type	8-K
Document, Period End Date	Feb. 02, 2021
Entity, Incorporation, State or Country Code	MN
Entity, File Number	0-17272
Entity, Tax Identification Number	41-1427402
Entity, Address, Address Line One	614 McKinley Place NE
Entity, Address, City or Town	Minneapolis
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55413
City Area Code	612
Local Phone Number	379-8854
Title of 12(b) Security	Common Stock
Trading Symbol	TECH
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000842023